Members Certificates (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Capital Contributions

The members of record as of December 31, 2014 and 2013, are as follows:

	Capital Contributed	Membership Interest Percentage

Robert L. Elliott, M.D.	$500	50%
Jonathan F. Head, PH.D	$500	50%
Total	$1,000	100%